INTANGIBLE ASSETS NET (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 19, 2018
Goodwill and intangible assets, gross	$ 8,502,814	$ 8,029,357	$ 856,994
Subtotal	7,666,545	7,634,486	657,217
Goodwill	49,697	49,697	49,697	$ 49,697
Total	7,716,242	7,684,183	706,914
Customer Base [Member]
Goodwill and intangible assets, gross	602,204	602,204	176,793
Less: Accumulated Amortization	141,994	110,160	(71,210)
Trade name / mark [Member]
Goodwill and intangible assets, gross	390,188	392,197	36,997
Less: Accumulated Amortization	36,997	36,997	(29,881)
License [Member]
Goodwill and intangible assets, gross	6,714,555	6,876,169	643,204
Less: Accumulated Amortization	609,659	235,925	(98,686)
Software [Member]
Goodwill and intangible assets, gross	795,868	155,788	0
Less: Accumulated Amortization	$ 47,619	$ 11,789	$ 0